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               [Transamerica Life Insurance Company Letterhead]

March 12, 2002

VIA EDGAR

__________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Separate Account VA F
     File No. 811- 10411, CIK 0001114800
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA F, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Federated Insurance Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

.. On February 26, 2002, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);

.. On March 8, 2002, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

.. On February 25, 2002, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

.. On February 15, 2002, MFS Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

..  On March 6, 2002, Oppenheimer Variable Account Funds (Global Securities
   Fund/VA and Main Street Growth & Income Fund/VA) filed its annual report with the Commission via EDGAR (CIK: 0000752737);
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..  On March 8, 2002, Oppenheimer Variable Account Funds (Main Street Small Cap
   Fund/VA) filed its annual report with the Commission via EDGAR (CIK:
   0000752737);

..  On March 8, 2002, Putnam Variable Trust filed its annual report with the
   Commission via EDGAR (CIK: 0000822671);

.. On February 27, 2002, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494); and

.. On February 27, 2002, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016).

To the extent necessary, these filings are incorporated herein by reference.



Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division